Finance Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Finance Receivables [Abstract]
Net investments in direct financing leases [Table Text Block]

	December 31,
	2011	2010
Minimum lease payments receivable	$29,986	$57,380
Unguaranteed residual value	57,218	75,595
	87,204	132,975
Less: unearned income	(29,204)	(56,425)
	$58,000	$76,550

Schedule Of Future Minimum Rental Payments For Direct Financing Leases [Table Text Block]

Years Ending December 31,	Total
2012	$7,999
2013	7,777
2014	5,364
2015	2,831
2016	2,078

Schedule Of Tenant Receivables By Internal Credit Quality Rating [Table Text Block]

	Number of Tenants at		Net Investments in Direct Financing Leases at
Internal Credit Quality Indicator	March 31, 2012	December 31, 2011	March 31, 2012	December 31, 2011
1	8	8	$46,576	$46,694
2	2	2	11,488	11,306
3	0	0	-	-
4	0	0	-	-
5	0	0	-	-
			$58,064	$58,000

	Number of Tenants		Net Investments in Direct Financing Leases
	at December 31,		at December 31,
Internal Credit Quality Indicator	2011	2010	2011	2010
1	8	9	$46,694	$49,533
2	2	5	11,306	24,447
3	0	0	-	-
4	0	1	-	2,570
5	0	0	-	-
			$58,000	$76,550